Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Feb. 28, 2020
Prospectus 1 | MainStay MacKay S&P 500 Index Fund | Class I
Prospectus:
Trading Symbol	MSPIX
Prospectus 1 | MainStay MacKay S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	MSXAX
Prospectus 1 | MainStay MacKay S&P 500 Index Fund | Investor Class
Prospectus:
Trading Symbol	MYSPX
Prospectus 2 | MainStay MacKay S&P 500 Index Fund | Class R6
Prospectus:
Trading Symbol	MYIDX